UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  December 31, 1998

Check here if Amendment [   ]; Amendment Number: ____

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Jensen Investment Management, Inc.
Address:    430 Pioneer Tower
            888 SW Fifth Avenue
            Portland, OR  97204-2018

13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gary W. Hibler
Title:      Managing Director
Phone:      (503) 274-2044

Signature, Place, and Date of Signing:


             GARY W. HIBLER                      February  12, 1999
     --------------------------------     --------------------------------
             Gary W. Hibler                       Portland, Oregon

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION  REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:               -0-

Form 13F Information Table Entry Total:          182

Form 13F Information Table Value Total:          $113,497,728

List of Other Included Managers:                 None

                           FORM 13F INFORMATION TABLE

ITEM 1                                     ITEM 2             ITEM 3          ITEM 4           ITEM 5

                                                                        Fair
                                           Title of                           Market           Number
Name of Issuer                             Class              Cusip #         Value            of Shares
--------------                             --------           -------         ------           ---------
Abbott Labs                                Common             00282410        4,157,993        84857
Adobe Systems                              Common             00724F10        1,398,293        29910
Agritope, Inc.                             Common             00855D10               26           20
Albertsons                                 Common             01310410        1,477,481        23198
Allstate Corp                              Common             02000210           46,354         1204
Alltel Corp                                Common             02003910          244,623         4090
Amer Home Products                         Common             02660910        2,490,765        44186
AmeriTech                                  Common             03095410          107,095         1690
America Online                             Common             02364J10           68,253          440
American Bankers Insurance Group           Common             02445610           48,370         1000
American Electric Power                    Common             02553710           23,530          500
American Intl Group                        Common             02687410           97,779         1012
American Power Conversion                  Common             02906610          266,035         5500
Ametek                                     Common             03110010           10,040          450
Anheuser Busch                             Common             03522910           19,686          300
Apple Computer                             Common             03783310            9,416          230
Applied Materials                          Common             03822210          132,339         3100
Arcadia Financial Ltd                      Common             03910110           23,168         6400
Archer Daniels Midland                     Common             03948310          136,960         8000
Atlantic Richfield Co                      Common             04882510           21,376          327
Auto Data Processing                       Common             05301510        4,062,826        50665
Avon Products                              Common             05430310          129,741         2932
BMC Software                               Common             05592110          186,885         4194
Banc One Corp                              Common             06423A10           13,071          256
Bandag                                     Common             05981510              479           12
Bandag "A"                                 Common             05981530              418           12
BankAmerica Corp                           Common             06605F10          113,867         1894
Battle Mountain Gold                       Common             07159310           30,856         7600
Bell Atlantic Corp.                        Common             07785310           32,724          606
Bell South Corp                            Common             07986010           51,067         1024
Berkshire Hathaway Class A                 Common             08467010           70,000            1
Best Foods                                 Common             08658U10          159,750         3000
Biomet Inc                                 Common             09061310            9,043          225
Boeing                                     Common             09702310           84,551         2592
Bombay Company                             Common             09792410           29,700         5400
Breakwater Res Ltd  British Columbia       Common             10690230               27           50
Bristol Myers Squibb                       Common             11012210          818,382         6116
Brown Forman                               Common             11563720           68,121          900
Burlington Northern Santa Fe               Common             12189T10            1,028           30
Cascade Corp.                              Common             14719510           61,343         3880
Century Aluminum Co                        Common             15643110           35,100         3900
Chase Manhattan Bank                       Common             16161A10           24,850          350
Check Point Software                       Common             M2246510            7,984          175
Chevron                                    Common             16675110          100,938         1217


ChoicePoint Inc                            Common             17038810           45,731          709
Cisco Systems                              Common             17275R10          232,953         2510
Clorox                                     Common             18905410        6,039,661        51705
Coca-Cola                                  Common             19121610        3,572,842        53326
Colgate Palmolive                          Common             19416210           74,296          800
Compaq Computer                            Common             20449310           63,000         1500
Conagra Inc.                               Common             20588710           10,017          318
Consolidated Edison                        Common             20911510          667,642        12628
Corn Products Intl                         Common             21902310           11,389          375
Costco Companies                           Common             22160Q10           32,486          450
Dell Computer                              Common             24702510           43,914          600
Dionex Corp                                Common             25454610        4,176,877       114060
Duff & Phelps                              Common             26432410           85,151         7569
E.I. Du Pont                               Common             26353410           79,590         1500
EG&G                                       Common             26845710           47,277         1700
Edison Intl                                Common             28102010           44,592         1600
Electronic Data Systems                    Common             28566110           15,057          300
Eli Lilly                                  Common             53245710          293,271         3300
Emerson Electric                           Common             29101110           12,100          200
Epitope Inc                                Common             29426110              587          100
Equifax                                    Common             29442910        7,949,859       232520
Exxon                                      Common             30229010          176,658         2416
Fastenal Co.                               Common             31190010            4,394          100
Federal Natl Mortgage                      Common             31358610          185,000         2500
First Security Corp                        Common             33629410           35,476         1518
Fred Meyer                                 Common             59290710           60,250         1000
GST Telecom                                Common             36194210           13,120         2000
GTE Corp                                   Common             36232010          115,050         1770
Gannett                                    Common             36473010        4,182,503        64845
General Amern Invs Co                      Common             36880210            7,214          237
General Electric                           Common             36960410        7,300,038        71569
Genuine Parts                              Common             37246010           67,683         2024
Gillette                                   Common             37576610          541,687        11330
Glaxo PLC                                  Common             37732730        1,193,941        17179
Grey Wolf Inc                              Common             39788810            6,000         8000
H&R Block                                  Common             09367110           25,560          568
HBO & Company                              Common             40410010            7,173          250
Heinz                                      Common             42307410          421,366         7442
Hewlett-Packard                            Common             42823610          135,937         1990
Hong Kong Telecom ADR                      Common             43857920           21,072         1200
Houston Industries Inc                     Common             44216110           14,010          437
Hubbell Inc Class A                        Common             44351010            7,612          200
Hubbell Inc Class B                        Common             44351020           49,932         1314
Huntco Inc Class A                         Common             44566110           13,932         3600
ISPAT Intl NV- NY Registry                 Common             46489910           15,500         2000
Information Holdings                       Common             45672710           15,750         1000
Input/Output Inc                           Common             45765210           18,275         2500
Int'l Business Machines                    Common             45920010        1,320,274         7161
Integrated Health Srvs                     Common             45812C10           28,240         2000


Integrated Measurement                     Common             45792310           14,500         2000
Intel                                      Common             45814010        8,478,320        71547
Interpublic Group                          Common             46069010          103,675         1300
Johnson & Johnson                          Common             47816010        1,017,343        12130
Kellogg                                    Common             48783610          238,840         7000
LandAmerica Financial                      Common             51493610          613,910        11000
Lee Enterprises                            Common             52376810          139,230         4420
Longview Fibre Co                          Common             54321310           41,616         3600
Lucent Technologies                        Common             54946310          109,940         1000
MCI Worldcom Inc                           Common             55268B10            7,175          100
Marsh & McLennan                           Common             57174810           25,421          435
Mattel                                     Common             57708110        2,333,668        99305
McDonald's                                 Common             58013510          901,749        11740
Medtronic, Inc.                            Common             58505510        6,349,083        85475
Memco Software Ltd                         Common             M6906510            7,560          500
Merck                                      Common             58933110        6,901,820        46792
Merrill Lynch & Co                         Common             59018810           66,750         1000
Microsoft                                  Common             59491810        2,558,137        18445
Mid Atlantic Med Srvs                      Common             59523C10           49,050         5000
Minnesota Mining & Manufacturing           Common             60405910          288,605         4058
Mobil                                      Common             60705910          140,873         1617
Monsanto                                   Common             61166210          102,600         2160
Morgan Stanley Dean Witter Discover & Co   Common             61744644           35,926          506
Mylan                                      Common             62853010          304,511         9667
NIKE                                       Common             65410610        2,727,254        67240
Nalco                                      Common             62985310          396,800        12800
Nestle                                     Common             64106940           30,478          280
Nordson                                    Common             65566310        1,709,724        33524
Nordstrom                                  Common             65566410           55,504         1600
Nuevo Energy Co                            Common             67050910            8,050          700
Oakley Inc.                                Common             67366210           57,950         6100
Omnicom Group                              Common             68191910        1,352,560        23320
PG & E Corp                                Common             69331C10           36,099         1146
PLM Equipment Growth Fund                  Common             69341310            1,350         1350
PNC Bank Corp                              Common             69347510          270,000         5000
PPG Industries                             Common             69350610           69,828         1200
PacifiCorp                                 Common             69511410            1,053           50
Pepsico                                    Common             71344810          615,175        15052
Pfizer                                     Common             71708110          193,750         1550
Philip Morris                              Common             71815410          128,079         2394
Phillips Van Heusen                        Common             71859210           50,330         7000
Pixar                                      Common             72581110            6,950          200
Procter & Gamble                           Common             74271810          240,511         2634
Protocol Systems                           Common             74371R10            2,061          300
Public Service Enterprise Group            Common             74457310           62,640         1566
Quaker Oats Co                             Common             74740210          178,500         3000
RJR Nabisco Holdings                       Common             74960K87           38,092         1283
Ralston Purina                             Common             75127730           16,863          525
Reuters Group PLC                          Common             76132M10          530,713         8408


Roslyn Bancorp Inc com                     Common             77816210           25,231         1184
Royal Dutch NY Reg                         Common             78025780          253,902         5304
SAP ADR                                    Common             80305420           43,272         1200
SBC Communications                         Common             78387G10          141,128         2632
Safety Kleen Corp                          Common             78648R20           51,891         3675
Safeway Stores                             Common             78651420           12,188          200
Saga Communications                        Common             78659810           20,500         1000
Sara Lee                                   Common             80311110        4,343,515       154080
Schering-Plough                            Common             80660510          448,630         8120
Schlumberger Ltd                           Common             80685710           18,548          400
Sears Roebuck                              Common             81238710           22,313          525
Sequent Computer Syst                      Common             81733810            2,400          200
Sigma Aldrich                              Common             82655210           39,488         1350
Silver State Bank                          Common             82899813           30,000         2000
SmithKline Beecham PLC ADR                 Common             83237830           62,967          906
Solutia, Inc.                              Common             83437610            8,322          372
Southern Company                           Common             84258710           18,250          628
State Street Corp                          Common             85747710        2,703,126        38550
Stryker Corp                               Common             86366710        1,558,198        28300
Sun Healthcare Group                       Common             86693310           28,864         4400
Supergen Inc.                              Common             86805910          231,250        25000
Transamerica Income Shares                 Common             89350610           86,592         3200
Tricon Global Restaurants                  Common             89595310            2,757           55
U.S.Bancorp                                Common             90297310           86,265         2430
US Filter Corp.                            Common             91184320            2,013           88
US West                                    Common             91273H10           66,429         1028
UST                                        Common             90291110           10,461          300
Union Pacific Corp                         Common             90781810           20,277          450
United Technologies                        Common             91301710           21,750          200
WD-40 Company                              Common             92923610        3,080,771       107644
WPS Resources                              Common             92931B10           13,007          369
Wal-Mart Stores                            Common             93114210           98,217         1206
Walgreen                                   Common             93142210          618,394        10560
Walt Disney Co                             Common             25468710            4,500          150
Warner Lambert                             Common             93448810          957,921        12740
Weyerhaeuser Co.                           Common             96216610          101,620         2000
Willamette Industries                      Common             96913310           64,890         1937
Wilmington Trust Corp                      Common             97180710        1,422,959        23115
Wm. Wrigley Jr. Co                         Common             98252610          381,346         4258
Xerox                                      Common             98412110          428,694         3633

Column Total                                                               113,497,728


Item 6
Jensen Investment Management has sole investment discretion

Item 7
Not applicable

Item 8
Jensen Investment Management has sole voting authority